Environmental Liabilities - Summary of Environmental Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 39.0	$ 37.5
Current portion	4.7	4.2
Long-term portion	34.3	33.3
The Companys Operation Site [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	34.8	33.3
Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 4.2	$ 4.2